Shareholder Report, Holdings (Details)	Jun. 30, 2025
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares | Starwood Property Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.28%
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares | Elme Communities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares | Vertiv Holdings Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.91%
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares | Kite Realty Group Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.77%
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares | Equinix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares | CTO Realty Growth, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.62%
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares | UMH Properties, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.45%
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares | Healthpeak Properties, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.38%
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares | Vici Properties, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.28%
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares | Digital Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.26%
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares | DIVERSIFIED/OTHER [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.83%
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares | MORTGAGE [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.69%
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares | RESIDENTIAL [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.27%
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.16%
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares | MONEY MARKET FUND [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares | Starwood Property Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.28%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares | Elme Communities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares | Vertiv Holdings Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.91%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares | Kite Realty Group Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.77%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares | Equinix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares | CTO Realty Growth, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.62%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares | UMH Properties, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.45%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares | Healthpeak Properties, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.38%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares | Vici Properties, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.28%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares | Digital Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.26%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares | DIVERSIFIED/OTHER [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.83%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares | MORTGAGE [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.69%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares | RESIDENTIAL [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.27%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.16%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares | MONEY MARKET FUND [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%